Investments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Investments beginning	$ 659	$ 1,358
Investments	5	6
Restructuring, capital decrease and others	(4)	(2)
Results of equity-accounted investments	129	(281)
Translation adjustment	(187)	152
Other comprehensive income	232	(159)
Dividends	(56)	(77)
Investments ending	778	986
Transfer to assets held for sale		(11)
Total for all associates [member]
IfrsStatementLineItems [Line Items]
Investments beginning	178	877
Investments	3	2
Restructuring, capital decrease and others	(4)	(2)
Results of equity-accounted investments	39	(363)
Translation adjustment	(188)	153
Other comprehensive income	232	(159)
Dividends	(2)	(1)
Investments ending	258	496
Transfer to assets held for sale		(11)
Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Investments beginning	481	481
Investments	2	4
Results of equity-accounted investments	90	82
Translation adjustment	1	(1)
Dividends	(54)	(76)
Investments ending	$ 520	$ 490